Offsets	Jun. 10, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NewcelX Ltd.
Form or Filing Type	F-3
File Number	333-262489
Initial Filing Date	Feb. 03, 2022
Fee Offset Claimed	$ 5,929.59
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Common Shares, Warrants, Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 63,965,340.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant hereby offsets the total registration fee due under this registration statement by $5,929.59 (calculated at the fee rate in effect at the date of the registrant’s Prior Registration Statement), which represents the portion of the registration fee previously paid with respect to $63,965,340 of unsold securities previously registered under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NewcelX Ltd.
Form or Filing Type	F-3
File Number	333-262489
Filing Date	Feb. 03, 2022
Fee Paid with Fee Offset Source	$ 6,952.50